Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 3,578		$ 4,622		$ 4,696
Charged to costs and expenses	1,717
Deductions-describe			1,044	[1]	74	[1]
Balance at end of period	5,295		3,578		4,622
Allowance For Uncollectible Notes Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	179		151
Charged to costs and expenses	116		28		151
Balance at end of period	295		179		151
Inventory Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	87,044	[2]	82,674	[2]	80,854	[2]
Charged to costs and expenses	7,882		4,370		1,820
Charged to other accounts-describe	2,154	[3]
Deductions-describe	4,599	[4]
Balance at end of period	92,481		87,044	[2]	82,674	[2]
Accumulated Amortization Of Intangible Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	14,322		13,155		12,644
Charged to costs and expenses	1,812		1,453		1,711
Deductions-describe			286	[5]	1,200	[5]
Balance at end of period	$ 12,822		$ 14,322		$ 13,155

[1]	To adjust allowance for change in estimates.
[2]	Reflects the gross up of certain finished products and the related inventory allowances.
[3]	Acquisitions.
[4]	Divestitures.
[5]	Write off of fully amortized intangible assets.